Document and Entity Information	12 Months Ended
Dec. 31, 2014
Entity Registrant Name	JD.com, Inc.
Entity Central Index Key	0001549802
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Common Class A
Entity Common Stock, Shares Outstanding	2,237,460,751
Common Class B
Entity Common Stock, Shares Outstanding	556,295,899